Parent Company Only Condensed Financial Information - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Net (loss)/profit	¥ 1,193,531	$ 170,673	¥ (1,346,800)	¥ (4,822,321)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Total costs and expenses	(16,408)		(24,139)	(43,924)
Net (loss)/profit from subsidiaries and VIEs and VIEs' subsidiaries	1,446,123		(1,009,762)	(4,745,316)
Loss from non-operations	(236,184)		(312,899)	(33,081)
(Loss)/profit before income tax expenses	1,193,531		(1,346,800)	(4,822,321)
Net (loss)/profit	¥ 1,193,531		¥ (1,346,800)	¥ (4,822,321)